Capital and Reserves - Treasury stock (Details) - USD ($) $ in Thousands	1 Months Ended	8 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Beginning balance (in shares)			36,231,146	39,677,940	39,602,277
Beginning balance			$ 115,799
Ending balance (in shares)		36,231,146	36,324,556	36,231,146	39,677,940
Ending balance		$ 115,799	$ 114,097	$ 115,799
Treasury stock
Statement [Line Items]
Beginning balance (in shares)			5,748,691	2,301,897	2,377,561
Beginning balance			$ 115,799	$ 57,999	$ 59,669
Repurchase of common stock (in shares)				(3,558,093)
Repurchase of common stock				$ (60,079)
Restricted stock issued - directors (in shares)			(57,000)	(63,000)	(63,000)
Restricted stock issued - directors			$ (1,039)	$ (1,391)	$ (1,391)
Restricted stock units - vested (in shares)			(36,410)	(48,299)	(12,664)
Restricted stock units - vested			$ (663)	$ (888)	$ (279)
Ending balance (in shares)		5,748,691	5,655,281	5,748,691	2,301,897
Ending balance		$ 115,799	$ 114,097	$ 115,799	$ 57,999
“Class A” | Treasury stock
Statement [Line Items]
Beginning balance (in shares)			318,140	318,140	318,140
Beginning balance			$ 10,708	$ 10,708	$ 10,708
Repurchase of common stock (in shares)				0
Repurchase of common stock				$ 0
Restricted stock issued - directors (in shares)			0	0	0
Restricted stock issued - directors			$ 0	$ 0	$ 0
Restricted stock units - vested (in shares)			0	0	0
Restricted stock units - vested			$ 0	$ 0	$ 0
Ending balance (in shares)		318,140	318,140	318,140	318,140
Ending balance		$ 10,708	$ 10,708	$ 10,708	$ 10,708
“Class B” | Treasury stock
Statement [Line Items]
Beginning balance (in shares)			689,367	689,367	689,367
Beginning balance			$ 18,711	$ 18,711	$ 18,711
Repurchase of common stock (in shares)				0
Repurchase of common stock				$ 0
Restricted stock issued - directors (in shares)			0	0	0
Restricted stock issued - directors			$ 0	$ 0	$ 0
Restricted stock units - vested (in shares)			0	0	0
Restricted stock units - vested			$ 0	$ 0	$ 0
Ending balance (in shares)		689,367	689,367	689,367	689,367
Ending balance		$ 18,711	$ 18,711	$ 18,711	$ 18,711
“Class E” | Treasury stock
Statement [Line Items]
Beginning balance (in shares)			4,741,184	1,294,390	1,370,054
Beginning balance			$ 86,380	$ 28,580	$ 30,250
Repurchase of common stock (in shares)		3,558,093		(3,558,093)
Repurchase of common stock	$ 60,000			$ (60,079)
Restricted stock issued - directors (in shares)			(57,000)	(63,000)	(63,000)
Restricted stock issued - directors			$ (1,039)	$ (1,391)	$ (1,391)
Restricted stock units - vested (in shares)			(36,410)	(48,299)	(12,664)
Restricted stock units - vested			$ (663)	$ (888)	$ (279)
Ending balance (in shares)		4,741,184	4,647,774	4,741,184	1,294,390
Ending balance		$ 86,380	$ 84,678	$ 86,380	$ 28,580